VY American Century Small-Mid Cap Value Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			4.80%	7.92%	8.73%
Performance Inception Date		May 01, 2002
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.73%	10.02%	9.72%
Class ADV | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.70%	8.96%	9.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.33%	8.46%	9.28%
Performance Inception Date		May 01, 2002
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.73%	10.02%	9.72%
Class I | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.70%	8.96%	9.64%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			4.99%	8.19%	9.00%
Performance Inception Date		May 01, 2002
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.73%	10.02%	9.72%
Class S | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.70%	8.96%	9.64%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	8.02%	8.84%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell 2500TM Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.73%	10.02%	9.72%
Class S2 | S&P SmallCap 600® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.70%	8.96%	9.64%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.